INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2025
Inventory, Net [Abstract]
Schedule of Inventories	As of June 30, 2025 and December 31, 2024, inventories consisted of the following:
	June 30,	December 31,
	2025	2024
Finished goods	$9,440,200	$27,172,200